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(ING FUNDS LOGO)

May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:   ING CORPORATE LEADERS TRUST FUND ("REGISTRANT")
      (FILE NOS. 2-10694; 811-0091)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectus contained in Post-Effective Amendment No. 48 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form S-6.

      Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

                                        Regards,

                                        /s/ Paul A. Caldarelli
                                        -------------------------------
                                        Paul A. Caldarelli
                                        Counsel
                                        ING U.S. Legal Services

cc:  Reza Pishva
     Dechert LLP







7337 E. Doubletree Ranch Rd.                          Tel: 480-477-3000
Scottsdale, AZ 85258-2034                             Fax: 480-477-2700
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